Stock-Based Compensation - RSUs and PSUs, Other Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RSUs and PSUs
Stock-Based Compensation
Tax benefits realized in connection with vesting and release of awards	$ 256	$ 249	$ 175
RSUs
Stock-Based Compensation
Granted	1,293	1,288	1,195
Vested	845	801	549
PSUs
Stock-Based Compensation
Granted	151	136	201
Vested	$ 95	$ 77	$ 75